Fair values of financial instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial risk management and fair values of financial instruments
Fair values of financial instruments
19	Fair values of financial instruments

(a)	Financial liabilities measured at fair value

(i)	Fair value hierarchy

The following table presents the fair value of the Group’s financial instruments which are measured at fair value at the end of the reporting period on a recurring basis, categorized into the three-level fair value hierarchy as defined in IFRS 13,
Fair value measurement
. The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

– Level 1 valuations:	Fair value measured using only Level 1 inputs i.e. unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date

– Level 2 valuations:
Fair value measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available

– Level 3 valuations:	Fair value measured using significant unobservable inputs

		Fair value measurements at June 30, 2022 categorized into
	Fair value at June 30, 2022 $	Level 1 $	Level 2 $	Level 3 $
Recurring fair value measurements
Asset:
Financial assets at fair value through profit or loss:
– Unlisted securities	26,746,657	—	—	26,746,657

Liability:
Warrant liabilities	8,311,000	—	—	8,311,000

		Fair value measurements at December 31, 2021 categorized into
	Fair value at December 31, 2021 $	Level 1 $	Level 2 $	Level 3 $
Recurring fair value measurements
Asset:
Financial assets at fair value through profit or loss:
– Unlisted securities	9,906,000	—	—	9,906,000

Liability:
Preference shares liabilities
– conversion feature	425,031,617	—	—	425,031,617

During the six months ended June 30, 2022 and 2021, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3. The Group’s policy is to recognize transfers between levels of fair value hierarchy as at the end of the reporting period in which they occur.

(ii)	Information about Level 3 fair value measurements

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Financial assets at fair value through profit or loss	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher

Preference shares liabilities – conversion feature
Discounted cash flow and equity allocation method: the conversion feature is measured by deducting the present value of the expected redemption amount from the fair value of the preferred shares.

The fair value of the preference shares is determined by applying the equity allocation method to the total equity value of the Group estimated based on the net present value of future cash flows.

Risk-adjusted discount rate adopted in the discounted cashflow method for the valuation of equity interest: 15.90%

Discount for lack of marketability: 12%

Expected volatility adopted in the equity allocation method: 41.03%

The estimated fair value would increase (decrease) if:

•  the risk-adjusted discount rate was lower (higher);

•  the discount for lack of marketability was lower (higher); or

•  the expected volatility was higher (lower)

Warrant liabilities	Binominal option pricing model	Risk free rate: 3.10% Expected volatility: 33.38%	The estimated fair value would increase (decrease) if: • risk free rate was higher (lower) • the expected volatility was higher (lower)
The following table indicates instantaneous changes in the Group’s loss if there is an increase/decrease in the significant unobservable inputs used in the valuation of warrant liabilities, assuming all other variables remain constant.

	June 30, 2022
Significant unobservable inputs	Increase/ (decrease) in significant unobservable inputs %	Increase/ (decrease) on the Group’s loss $
Risk free rate	5	100
	(5)	(99)
Expected volatility	5	852
	(5)	(849)
The following table indicates instantaneous changes in the Group’s loss if there is an increase/decrease in the significant unobservable inputs used in the valuation of
preferred shares liabilities — conversion feature, assuming all other variables remain constant.

	December 31, 2021
Significant unobservable inputs	Increase/ (decrease) in significant unobservable inputs %	Increase/ (decrease) on the Group’s loss $
Risk-adjusted discount rate	5	(48,370,219)
	(5)	55,767,113
Discount for lack of marketability	5	(1,795,038)
	(5)	1,795,061
Expected volatility	5	84,785
	(5)	(89,520)
The movement of conversion feature of the
preference
shares
liabilities
during the six months ended June 30, 2022 and during the year ended December 31, 2021 is disclosed in note 15.

(ii)	Financial assets and liabilities carried at other than fair value
The carrying amounts of the Group’s financial assets and liabilities carried at amortized cost are not materially different from their fair values as of June 30, 2022 and December 31, 2021.

29	Financial risk management and fair values of financial instruments
Exposure to credit, liquidity and currency risks arises in the normal course of the Group’s business. The Group’s exposure to these risks and the financial risk management policies and practices used by the Group to manage these risks are described below.
(a) Credit risk
Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group’s credit risk is primarily attributable to trade receivables and cash and cash equivalents. The Group’s credit risk arising from cash and cash equivalents is limited because the counterparties are banks and financial institutions with good credit rating for which the Group considers to have low credit risk.
Trade receivables
The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. At December 31, 2021 and 2020, 46% and 20% of the total trade receivables were due from the Group’s largest customer, and 69% and 77% of the total trade receivables were due from the Group’s five largest customers, respectively.
Individual credit evaluations are performed on all customers requiring credit over a certain amount. These take into account the customer’s past payment history, financial position and other factors. Trade receivables are due within 30 to 60 days from the billing date. Normally, the Group does not obtain collateral from customers.
The Group measures loss allowances for trade receivables at an amount equal to lifetime ECLs. The Group allocates each individual customer to a credit risk grade based on a variety of data that is determined to be predictive of the risk of default and applying experienced credit judgement. Credit risk grades are defined using qualitative and quantitative factors that are indicative of risk of default. These factors vary depending on the nature of the exposure and the type of customer.
Each individual customer is allocated to a credit risk grade on initial recognition based on available information about the customer. Exposures are subject to ongoing monitoring, which may result in an exposure being moved to a different credit risk grade.
The Group then calculates an expected loss rate for each credit risk grade with reference to the weighted- average loss rate for each external credit rating published by external rating agencies. These rates are adjusted to reflect differences between economic conditions during the period over which the historic data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.

As at December 31, 2021 and 2020, the overall expected loss rate was 0.80% and 1.76%, respectively, which reflected the settlement experience on the trade receivables.
Movement in the loss allowance account in respect of trade receivable during the years ended December 31, 2021 and 2020 is as follows:

	2021 $	2020 $
Balance at January 1	411,059	22,490
Impairment losses recognized during the year	110,114	386,387
Exchange differences	(2,205)	2,182

Balance at December 31	518,968	411,059

(b) Liquidity risk
The Group’s policy is to regularly monitor its liquidity requirements to ensure that it maintains sufficient reserves of cash to meet its liquidity requirements in the short and longer term.
The following table shows the remaining contractual maturities at the end of the reporting period of the Group’s non-derivative financial liabilities and derivative financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contractual rates or, if floating, based on rates current at the end of the reporting period) and the earliest date the Group can be required to pay:

	Contractual undiscounted cash outflow
	Within 1 year or on demand $	Between 1 and 2 years $	More than 2 years $	Total $	Carrying amount $
As at December 31, 2021
Liabilities
Trade payables	9,979,726	—	—	9,979,726	9,979,726
Accrued expenses and other current liabilities	36,280,298	—	—	36,280,298	36,280,298
Lease liabilities	1,921,466	1,743,456	2,316,248	5,981,170	5,267,210
Preference share liabilities –redemption amount	—	—	123,556,616	123,556,616	61,373,153

Total liabilities	48,181,490	1,743,456	125,872,864	175,797,810	112,900,387

	Contractual undiscounted cash outflow
	Within 1 year or on demand $	Between 1 and 2 years $	More than 2 years $	Total $	Carrying amount $
As at December 31, 2020
Liabilities
Trade payables	13,436,941	—	—	13,436,941	13,436,941
Accrued expenses and other current liabilities	8,930,905	—	—	8,930,905	8,930,905
Deferred consideration	1,358,189	—	—	1,358,189	1,304,588
Convertible securities	12,499,363	—	—	12,499,363	15,346,113
Lease liabilities	919,031	567,863	267,852	1,754,746	1,669,857
Amounts due to shareholders	133,314	—	—	133,314	133,314

Total liabilities	37,277,743	567,863	267,852	38,113,458	40,821,718

(c) Currency risk
The Company’s functional and presentation currency is United States dollars (“USD”). The Group is exposed to currency risk primarily through subsidiaries conducting their operations outside of Hong Kong with assets and liabilities denominated in other currencies, being primarily USD and Renminbi (“RMB”).
As the HKD is pegged to the USD, the Group considers the risk of movements in exchange rates between the HKD and the USD to be insignificant.
(i) Exposure to currency risk
The following table details the Group’s exposure at the end of the reporting period to currency risk arising from recognized assets or liabilities denominated in a currency other than the functional currency of the entity to which they relate. For presentation purposes, the amounts of the exposure are shown in USD, translated using the spot rate at the year end date.

	December 31, 2021
	USD $	RMB $
Trade receivables	373,889	—
Deposits and prepayments	3,899,656	4,500,406
Cash and cash equivalents	1,231,648	14
Trade payables	(2,112,494)	(6,113,239)
Accrued expenses and other current liabilities	(11,420,246)	(107)

Net exposure to currency risk	(8,027,547)	(1,612,926)

	December 31, 2020
	USD $	RMB $
Trade receivables	169	—
Other receivables	—	290
Amount due from a shareholder	192	—
Amount due from a joint venture	—	180,825
Cash and cash equivalents	3,503,003	1,450
Trade payables	(109,390)	(4,666,840)

Net exposure to currency risk	3,393,974	(4,484,275)

(ii) Sensitivity analysis
The following table indicates the instantaneous change in the Group’s profit after tax (and retained profits) that would arise if foreign exchange rates to which the Group has significant exposure at the end of the reporting period had changed at that date, assuming all other risk variables remained constant. In this respect, it is assumed that the pegged rate between the Hong Kong dollar and the United States dollar would be materially unaffected by any changes in movement in value of the United States dollar against other currencies.

	2021		2020
	Increase/ (decrease) in foreign exchange rates	Effect on profit after tax and retained profits $	Increase/ (decrease) in foreign exchange rates	Effect on profit after tax and retained profits $
USD	1%	(67,269)	1%	27,206
	(1)%	67,269	(1)%	(27,206)
RMB	1%	(13,468)	1%	(37,444)
	(1)%	13,468	(1)%	37,444
(d) Fair value measurement
(i) Financial liabilities measured at fair value
Fair value hierarchy
The following table presents the fair value of the Group’s financial liabilities measured at the end of the reporting period on a recurring basis, categorized into the three-level fair value hierarchy as defined in IFRS 13,
Fair value measurement
. The level into which a fair value measurement is classified is determined with reference to the observability and significance of the inputs used in the valuation technique as follows:

•	Level 1 valuations: Fair value measured using only Level 1 inputs i.e. unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date

•
Level 2 valuations: Fair value measured using Level 2 inputs i.e. observable inputs which fail to meet Level 1, and not using significant unobservable inputs. Unobservable inputs are inputs for which market data are not available

•	Level 3 valuations: Fair value measured using significant unobservable inputs
The Group has a team comprising internal senior finance and strategic investment personnel overseeing the valuation of the financial instruments, including the unlisted securities and the conversion feature embedded in the preference shares liabilities which are categorized into Level 3 of the fair value hierarchy. The team reports directly to the chief financial officer. Valuation reports with analysis of changes in fair value measurement are prepared by the team and external valuers and reviewed by the chief financial officer at each quarter end and annual reporting date. The valuation process is documented and updated where appropriate by the team and reviewed by the chief financial officer quarterly that coincides with the reporting dates.

	Fair value at December 31, 2021 $	Fair value measurements as at December 31, 2021 categorized into
		Level 1 $	Level 2 $	Level 3 $
Recurring fair value measurements
Assets:
Financial assets at fair value through profit or loss:	9,906,000	—	—	9,906,000

– Unlisted securities
Liabilities:
Preference shares liabilities – conversion feature	425,031,617	—	—	425,031,617

	Fair value at December 31, 2020 $	Fair value measurements as at December 31, 2020 categorized into
		Level 1 $	Level 2 $	Level 3 $

Recurring fair value measurements
Liabilities:
Convertible securities	15,346,113	—	—	15,346,113

During the year ended December 31, 2021 and 2020, there were no transfers between Level 1 and Level 2, or transfers into or out of Level 3. The Group’s policy is to recognize transfers between levels of the fair value hierarchy as at the end of the reporting period in which they occur.
(ii) Information about Level 3 fair value measurements

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement

Financial assets at fair value through profit or loss	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher.

Preferred shares liabilities – conversion feature	Discounted cash flow and equity allocation method: the conversion feature is measured by deducting the present value of the expected redemption	• risk-adjusted discount rate adopted in the discounted cashflow method for the valuation of equity interest: 15.90%	The estimated fair value would increase (decrease) if: • the risk-adjusted discount rate were lower (higher);

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement amount from the fair value of the preferred shares.
The fair value of the preferred shares is determined by applying the equity allocation method to the total equity value of the Group estimated based on the net present value of future cash flows.
		• discount for lack of marketability: 12% • expected volatility adopted in the equity allocation method: 41.03%	• the discount for lack of marketability were lower (higher); or • the expected volatility were higher (lower)

Convertible securities
Discounted cash flow and binomial tree pricing model
	: the valuation model considers the total equity value of the Group based on the net present value of future cash flows, and the binomial tree pricing model to determine the fair value of the convertible securities.	• risk-adjusted discount rate adopted in the discounted cashflow method for the valuation of equity interest: 15.90% • expected volatility 40.60%	The estimated fair value would increase (decrease) if: • the risk-adjusted discount rate were lower (higher); or • the expected volatility were higher (lower)
The following table indicates instantaneous changes in the Group’s loss if there is an increase/decrease in the significant unobservable inputs used in the valuation of preferred shares liabilities — conversion feature, assuming all other variables remain constant.

	December 31, 2021
Significant unobservable inputs	Increase/ decrease) in significant unobservable inputs %	Increase/ (decrease) on the Group’s loss $
Risk-adjusted discount rate	5	(48,370,219)
	(5)	55,767,113
Discount for lack of marketability	5	(1,795,038)
	(5)	1,795,061
Expected volatility	5	84,785
	(5)	(89,520)
As at December 31, 2020, it is estimated that with all other variables held constant, an increase/ decrease in the expected volatility by 5% used in the valuation of convertible securities would have increased/ decreased the Group’s loss by $47,446 and $66,174 respectively, and an increase/decrease in the risk-adjusted discount rate by 5% would have decreased/increased the Group’s loss by $14,983 and $14,983 respectively.
The movement of the convertible securities, the conversion feature of the preference shares liabilities and financial assets at fair value through profit or loss during the year ended December 31, 2021 and 2020 is disclosed in notes 25, 26 and 19 respectively.
(b) Financial assets and liabilities carried at other than fair value
The carrying amounts of the Group’s financial assets and liabilities carried at amortized cost are not materially different from their fair values as at December 31, 2021 and 2020.